Commitments (Details 1) - Business combinations [member] - Aircraft [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 7,170,725	R$ 6,989,381
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		248,109
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	1,642,175	1,174,768
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	1,990,773	2,145,764
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	2,355,513	2,279,227
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 1,182,264	R$ 1,141,513